Financial instruments and risk management - Summary of exposure to foreign currency risk (Detail) - Currency risk - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018
USD
Statement [Line Items]
Net risk currency exposure	₽ 621,043	₽ (7,166)
USD | Cash And Cash Equivalent [Member]
Statement [Line Items]
Net risk currency exposure	627,824	27,192
USD | Trade and other payable
Statement [Line Items]
Net risk currency exposure	(6,781)	(34,358)
EUR
Statement [Line Items]
Net risk currency exposure	(3,144)	(5,645)
EUR | Cash And Cash Equivalent [Member]
Statement [Line Items]
Net risk currency exposure	10	4,361
EUR | Trade and other payable
Statement [Line Items]
Net risk currency exposure	(3,154)	(10,006)
KZT
Statement [Line Items]
Net risk currency exposure		(101,655)
KZT | Trade and other payable
Statement [Line Items]
Net risk currency exposure		(1,512)
KZT | Loans to corporate entities
Statement [Line Items]
Net risk currency exposure		(100,143)
BYN
Statement [Line Items]
Net risk currency exposure	(249)	5,984
BYN | Cash And Cash Equivalent [Member]
Statement [Line Items]
Net risk currency exposure	4
BYN | Trade and other payable
Statement [Line Items]
Net risk currency exposure	(253)
BYN | Loans to corporate entities
Statement [Line Items]
Net risk currency exposure		5,984
RUB
Statement [Line Items]
Net risk currency exposure	9,670	8,317
RUB | Cash And Cash Equivalent [Member]
Statement [Line Items]
Net risk currency exposure	9,772	₽ 8,317
RUB | Trade and other payable
Statement [Line Items]
Net risk currency exposure	₽ (102)